Note 18 - Income Taxes (Tables)	12 Months Ended
Jan. 31, 2021
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Year Ended	January 31,	January 31,	January 31,
	2021	2020	2019

Canada	31,307	19,557	16,715
United States	26,072	19,962	11,077
Other countries	12,990	8,516	11,718
	70,369	48,035	39,510

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Year Ended	January 31,	January 31,	January 31,
	2021	2020	2019
Current income tax expense
Canada	1,875	1,020	3,037
United States	(3,050)	3,496	1,298
Other countries	4,921	779	1,707
	3,746	5,295	6,042
Deferred income tax expense (recovery)
Canada	7,047	5,008	2,531
United States	9,537	1,390	67
Other countries	(2,061)	(655)	(407)
	14,523	5,743	2,191
	18,269	11,038	8,233

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	January 31,	January 31,
	2021	2020
Assets
Accrued liabilities not currently deductible	4,471	14,838
Accumulated net operating losses	12,866	10,579
Corporate minimum taxes	1,596	-
Difference between tax and accounting basis of property and equipment	23,754	33,929
Research and development and other tax credits and expenses	1,649	756
Total deferred income tax assets	44,336	60,102
Liabilities
Difference between tax and accounting basis of intangible assets	(45,030)	(41,381)
Difference between tax and accounting basis of property and equipment	-	-
Other temporary differences	(2,109)	(1,716)
Total deferred income tax liabilities	(47,139)	(43,097)
Net deferred income taxes	(2,803)	17,005
Valuation allowance	(11,365)	(10,470)
Net deferred income taxes, net of valuation allowance	(14,168)	6,535

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Year Ended	January 31,	January 31,	January 31,
	2021	2020	2019
Income before income taxes	70,369	48,033	39,510

Combined basic Canadian statutory rates	26.5%	26.5%	26.5%

Income tax expense based on the above rates	18,648	12,729	10,470
Increase (decrease) in income taxes resulting from:
Permanent differences including amortization of intangible assets	875	(673)	(133)
Effect of differences between Canadian and foreign tax rates	(600)	(274)	(172)
Effect of rate changes on current year timing differences	(1,063)	(609)	(245)
Adjustments relating to previous periods	(1,034)	94	(973)
Increase (decrease) in accruals for uncertain tax positions	1,289	(1,042)	(515)
Valuation allowance	254	692	(344)
Stock based compensation	100	352	231
Other, including foreign exchange	(200)	(231)	(86)
Income tax expense	18,269	11,038	8,233

Summary of Operating Loss Carryforwards [Table Text Block]
Expiry year	Canada	United States	EMEA	Asia Pacific	Total
2022	-	-	-	285	285
2023	-	3	341	50	394
2024	-	16	138	67	221
2025	-	51	-	-	51
2026	-	-	-	-	-
Thereafter	6,969	2,807	47,832	2,434	60,042
	6,969	2,877	48,311	2,836	60,993

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
	January 31,	January 31,
	2021	2020
Liability, beginning of year	6,650	7,824
Gross increases – current period	2,502	139
Lapsing due to statutes of limitations	(759)	(1,313)
Liability, end of year	8,393	6,650